Accounting for Derivative Instruments and Hedging Activities	12 Months Ended
May 31, 2011
Accounting For Derivative Instruments And Hedging Activities [Abstract]
Accounting for Derivative Instruments and Hedging Activities

16. ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

We are exposed to the impact of fluctuations in the relative value of currencies, the impact of fluctuations in the purchase prices of natural gas and ammonia consumed in operations, changes in freight costs as well as changes in the market value of our financial instruments. We periodically enter into derivatives in order to mitigate our foreign currency risks and the effects of changing commodity and freight prices, but not for speculative purposes.

Foreign Currency Derivatives1 For additional disclosures about fair value measurement of derivative instruments, see Note 17, Fair Value Measurements. —We periodically enter into derivatives contracts in order to reduce our foreign currency exchange rate risk. We use forward contracts, zero-cost collars and futures, which typically expire within one year, to reduce the impact of foreign currency exchange risk in the Consolidated Statements of Earnings and Consolidated Statements of Cash Flows. One of the primary currency exposures relates to several of our Canadian entities, whose sales are denominated in U.S. dollars, but whose costs are paid principally in Canadian dollars, which is their functional currency. Our Canadian businesses generally hedge a portion of the currency risk exposure on anticipated cash inflows and outflows. Depending on the underlying exposure, such derivates can create additional earnings volatility because we do not use hedge accounting. We hedge certain of these risks through forward contracts and zero-cost collars. Our international distribution and production operations monitor their foreign currency risk by assessing their balance sheet and forecasted exposures. Our Brazilian operations enter into foreign currency futures traded on the Futures and Commodities Exchange—Brazil Mercantile & Futures Exchange—and also enter into forward contracts to hedge foreign currency risk. Effective June 1, 2010, they began hedging a portion of their currency risk exposure on anticipated cash inflows and outflows similar to the process in Canada. Our other foreign locations also use forward contracts to reduce foreign currency risk.

Commodity Derivatives1—We enter into derivative contracts to reduce the risk of price fluctuation in the purchases of certain of our product inputs. Our commodity derivatives contracts primarily relate to purchases of natural gas. We use forward purchase contracts, swaps, and three-way collars to reduce these risks. The use of these financial instruments reduces the exposure of these risks with the intent to reduce our risk and variability.

Freight Derivatives1—We enter into derivative contracts to reduce the risk of price fluctuation in the purchases of our freight. We use forward freight agreements to reduce the risk and variability of related price changes in freight. The use of these financial instruments reduces the exposure of these risks with the intent to reduce our risk and variability.

 As of May 31, 2011, the following is the total absolute notional volume associated with our outstanding derivative instruments:

(in millions of Units)			May 31,
Instrument	Derivative Category	Unit of Measure	2011
Foreign currency derivatives	Foreign Currency	US Dollars	1,118.9
Natural gas derivatives	Commodity	MMbtu	22.5
Ocean freight contracts	Freight	Tonnes	3.1

We do not apply hedge accounting treatments to our foreign currency exchange contracts, commodities contracts, and freight contracts. Unrealized gains and losses on foreign currency exchange contracts used to hedge cash flows related to the production of our product are included in cost of goods sold in the Consolidated Statements of Earnings. Unrealized gains and losses on commodities contracts and certain forward freight agreements are also recorded in cost of goods sold in the Consolidated Statements of Earnings. Unrealized gain or (loss) on foreign currency exchange contracts used to hedge cash flows that are not related to the production of our products are included in the foreign currency transaction loss line in the Consolidated Statements of Earnings. Below is a table that shows the unrealized gains and (losses) on derivative instruments related to foreign currency exchange contracts, commodities contracts, and freight:

		Gain (loss)
(in millions)		Years ended May 31,
Derivative Instrument	Location	2011	2010
Foreign currency derivatives	Cost of goods sold	$6.8	$(6.9)
Foreign currency derivatives	Foreign currency transaction gain	7.9	30.6
Commodity derivatives	Cost of goods sold	8.3	79.6
Freight derivatives	Cost of goods sold	(2.0)	-

2 For additional disclosures about fair value measurement of derivative instruments, see Note 17, Fair Value Measurements.

The gross fair market value of all derivative instruments and their location in our Consolidated Balance Sheet are shown by those in an asset or liability position and are further categorized by foreign currency, commodity, and freight derivatives.

(in millions)	Asset Derivatives(a)		Liability Derivatives(a)
		May 31,		May 31,
Derivative Instrument	Location	2011	Location	2011
Foreign Currency Derivatives	Other current assets	$19.1	Accrued liabilities	$(4.3)
Commodity Derivatives	Other current assets	0.9	Accrued liabilities	(5.1)
Commodity Derivatives	Other assets	0.6	Other noncurrent liabilities	(1.5)
Freight Derivatives	Other current assets	3.5	Accrued liabilities	(0.9)
Total		$24.1		$(11.8)

(in millions)	Asset Derivatives(a)		Liability Derivatives(a)
		May 31,		May 31,
Derivative Instrument	Location	2010	Location	2010
Foreign Currency Derivatives	Other current assets	$3.1	Accrued liabilities	$(3.8)
Commodity Derivatives	Other current assets	0.6	Accrued liabilities	(11.9)
Commodity Derivatives	Other assets	0.2	Other noncurrent liabilities	(1.4)
Freight Derivatives	Other current assets	9.0	Accrued liabilities	(4.4)
Total		$12.9		$(21.5)

  In accordance with U.S. GAAP the above amounts are disclosed at gross fair value and the amounts recorded on the Consolidated Balance Sheet are presented on a net basis when permitted.

Credit-Risk-Related Contingent Features

Certain of our derivative instruments contain provisions that require us to post collateral. These provisions also state that if our debt were to be rated below investment grade, certain counterparties to the derivative instruments could request full collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position on May 31, 2011, was $9.4 million. We have not posted cash collateral in the normal course of business associated with these contracts. If the credit-risk-related contingent features underlying these agreements were triggered on May 31, 2011, we would be required to post an additional $6.5 million of collateral assets, which are either cash or U.S. Treasury instruments, to the counterparties.

Counterparty Credit Risk

We enter into foreign exchange and certain commodity derivatives, primarily with a diversified group of highly rated counterparties. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. While we may be exposed to potential losses due to the credit risk of non-performance by these counterparties, losses are not anticipated. We closely monitor the credit risk associated with our counterparties and customers and to date have not experienced material losses.